CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)		Dec. 31, 2013 CNY (¥)
Cash flows from operating activities:
Net income	$ 232,906	¥ 1,508,712	¥ 752,593		¥ 321,220
Adjustments to reconcile net income to net cash by operating activities:
Allowance for doubtful debts	1,835	11,884	4,167		(191)
Prepaid expenses write-down					2,107
Inventory write-down	45,377	293,946	218,108		205,378
Depreciation of property and equipment	44,985	291,401	109,990		54,288
Amortization of intangible assets	44,713	289,644	250,221		1,389
Amortization of land use rights	430	2,785	689		0
Impairment loss on intangible assets		16,907	16,907
Loss on disposal of property and equipment	261	1,688	196		324
Share-based compensation expenses	46,766	302,941	225,494		76,505
Share of loss of affiliates	12,977	84,063	62,716		0
Impairment loss of investment	15,398	99,749	6,166
Interest income on held-to-maturity securities	(20,536)	(133,027)	(119,615)		(19,375)
Amortization of debt issuance cost	5,164	33,453	26,701
Changes in operating assets and liabilities:
Accounts receivable	(43,096)	(279,165)	(22,950)		24,173
Amounts due from related parties	(133)	(865)	(30,991)		1,104
Other receivables and prepayments	(168,898)	(1,094,085)	(526,476)		(69,089)
Inventories	(196,415)	(1,272,336)	(2,129,050)		(943,732)
Deferred tax assets	4,808	31,146	(165,791)		(67,357)
Accounts payable(note a)	99,319	643,370	2,855,375	[1]	1,681,445
Advance from customers	90,405	585,624	625,167		449,201
Accrued expenses and other current liabilities	82,945	537,300	1,073,047		860,327
Amounts due to related parties	20,251	131,182	19,776		4,641
Deferred income	(13,412)	(86,880)	63,158		50,924
Deferred tax liability	(10,412)	(67,444)	(52,936)
Net cash generated from operating activities	295,638	1,915,086	3,262,662		2,633,282
Cash flows from investing activities:
Purchase of property and equipment	(337,032)	(2,183,228)	(1,588,910)		(133,926)
Purchase of land use right	(18,256)	(118,256)	(82,680)
Government subsidies for land use right	3,018	19,550
Deposit related to acquisition of land use right	(289,227)	(1,873,553)	(44,476)
Proceed from disposal of property and equipment	31	204			4,130
Purchase of other assets	(1,449)	(9,388)	(28,964)		(32,043)
Purchase of held-to-maturity securities	(855,229)	(5,540,000)	(6,317,500)		(3,724,500)
Proceed from redemption of held-to-maturity securities upon maturities	1,178,481	7,633,963	5,004,546		1,944,500
Investment in affiliates and other investments	(80,837)	(523,643)	(463,093)
Acquisition of subsidiaries, net of cash acquired of nil, RMB125 and RMB30,303 in 2013, 2014 and 2015, respectively	(6,051)	(39,198)	(687,233)
Investment in available-for-sale securities	(38,123)	(246,953)
Prepayment for investment in affiliates and other investments	(7,410)	(48,000)	(40,503)
Increase in entrusted loan to an investee			(4,167)
Loan to the employees	(1,421)	(9,207)
(Increase) decrease in restricted cash	62	400	(400)
Net cash used in investing activities	(453,443)	(2,937,309)	(4,253,380)		(1,941,839)
Cash flows from financing activities:
Proceeds from bank borrowings	103,347	669,463	1,053,992
Repayment to bank borrowings	(88,682)	(574,463)	(1,053,992)
Capital contributions from non-controlling interests	1,504	9,740	7,537
Repurchase of ordinary shares	(100,373)	(650,197)
Other capital contributions			4,225
Proceed from issuance of convertible notes			3,836,110
Issuance cost of convertible notes offering			(6,689)
Proceeds from issuance of ordinary shares in the offerings, net of issuance costs					561,551
Proceeds from issuance of ordinary shares upon exercise of stock options	976	6,323	10,950		12,586
Net cash provided by (used in) financing activities	(83,228)	(539,134)	3,852,133		574,137
Effect of exchange rate changes	14,664	94,990	(96,928)		(14,793)
Net increase (decrease) in cash and cash equivalents	(226,369)	(1,466,367)	2,764,487		1,250,787
Cash and cash equivalents at beginning of the period	739,565	4,790,751	2,026,264		775,477
Cash and cash equivalents at end of the period	513,196	3,324,384	4,790,751		2,026,264
Supplemental disclosures of cash flow information:
Interest paid, net of amount capitalized	13,241	85,775	57,851
Income tax paid	68,946	446,621	454,510		¥ 93,696
Supplemental disclosure of non-cash investing and financing activities:
Payables incurred for purchase of property and equipment	21,254	¥ 137,679	¥ 361,249
Payables for repurchase of ordinary shares (note 15 & 21)	$ 30,028

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